Fair Value Measurements, Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Interest Rate Swaps [Member] Cost of Revenues [Member] Derivatives Designated as Fair Value Hedges [Member]	Dec. 31, 2013 Interest Rate Swaps [Member] Derivatives Designated as Hedging Instruments Accrued Expense [Member]	Dec. 31, 2013 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Cost of Revenues [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2013 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Other Expense [Member] Derivatives Not Designated as Fair Value Hedges	Dec. 31, 2013 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Other Current Assets [Member]	Dec. 31, 2013 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2012 Foreign Currency Exchange Contracts [Member] Derivatives Not Designated as Fair Value Hedges Accrued Expense [Member]	Dec. 31, 2011 Foreign Exchange Forward Contracts [Member]
Derivatives Fair Value [Line Items]
Notional Amount Of Derivatives	$ 2,030.0	$ 719.0
Fair Value - Assets
Derivative Asset, Fair Value									3.8	1.6
Fair Value - Liabilities
Derivative Liability, Fair Value				5.2							1.3	0.8
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized			0.2		2.7	3.0	(22.1)	(10.4)					28.0
Ineffective Portion of Gain (Loss) Recognized			$ (1.4)